Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Carrying Amounts and Fair Values of the Financial Instruments

The carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that reasonably approximate to fair value, are as follows:

	Carrying amount			Fair value
	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	RM	RM	RM

Assets
Financial assets, at fair value through profit or loss	72,295	72,793	-	72,295	72,793	-
Financial assets, at fair value through other comprehensive income	12,819,747	38,368,829	127,618,662	12,819,747	38,368,829	127,618,662

Liabilities
Warrant liabilities	-	1,964,335	148,887	-	1,964,335	148,887

Schedule of Fair Value Measurement Hierarchy

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM
December 31, 2023
Financial assets, at fair value through profit or loss	-	-	72,793	72,793
Financial assets, at fair value through other comprehensive income	36	-	38,368,793	38,368,829
Financial liabilities, at fair value through profit or loss	-	1,964,335	-	1,964,335

December 31, 2024
Financial assets, at fair value through profit or loss			-	-
Financial assets, at fair value through other comprehensive income	4,036,772		123,581,890	127,618,662
Financial liabilities, at fair value through profit or loss		148,887	-	148,887

Schedule of Movements in Fair Value Measurements

The movement in the fair value measurements within Level 1 during the years are as follow:

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$

Financial assets, at fair value through other comprehensive income
At January 1	34,221,879	12,819,747	36	8
Additions	-	369,967	-	-
Disposals	-	(13,891,379)	(35)	(8)
Fair value changes recognized in other comprehensive income/(loss)	(21,402,132)	701,701	-	-
At December 31	12,819,747	36	1	-

The movement in fair value measurements within Level 3 during the years are as follow:

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Financial assets, at fair value through other comprehensive income
At January 1	-	-	38,368,793	8,582,855
Addition	-	50,122,334	208,299,477	46,595,266
Disposal	-	(13,531,633)	(77,345,259)	(17,301,642)
Fair value changes recognized in other comprehensive income	-	1,676,880	(40,274,575)	(9,009,166)
Currency realignment	-	101,212	(1,429,810)	(319,839)
At December 31	-	38,368,793	127,618,626	28,547,474

There were no transfers between Level 2 and Level 3 during the financial year ended December 31, 2024 and 2023.

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$

Financial liabilities, at fair value through profit and loss
At January 1	-	-	1,964,335	439,409
Addition	-	6,158,836	17,506,418	3,916,074
Disposal	-	(4,194,501)	(19,270,975)	(4,310,794)
Currency realignment	-	-	(50,891)	(11,384)
At December 31	-	1,964,335	148,887	33,305